Share-Based Compensation (Details) - Schedule of Exercise Prices and Remaining Contractual Life $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Number of options outstanding	2,842,496
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,245,993
Exercise Price One [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	649,883
Remaining contractual Life (in years)	1 year 5 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 6,499
No. of options exercisable	649,883
Exercise Price Two [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.53
Number of options outstanding	53,192
Remaining contractual Life (in years)	9 years 10 months 6 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Three [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	6 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Exercise Price Four [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	45,500
Remaining contractual Life (in years)	6 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	36,563
Exercise Price Five [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	179,500
Remaining contractual Life (in years)	8 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	50,875
Exercise Price Six [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	442,410
Remaining contractual Life (in years)	8 years 10 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	178,176
Exercise Price Seven [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.96
Number of options outstanding	150,000
Remaining contractual Life (in years)	8 years 10 months 20 days
No. of options exercisable	37,500
Exercise Price Eight [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	606,945
Remaining contractual Life (in years)	3 years 6 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	606,945
Exercise Price Nine [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	5 years 10 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	150,000
Exercise Price Ten [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.23
Number of options outstanding	10,000
Remaining contractual Life (in years)	7 years 10 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	5,000
Exercise Price Eleven [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	6 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	30,375
Exercise Price Twelve [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,126
Remaining contractual Life (in years)	4 years 11 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	12,126
Exercise Price Thirteen [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	7 years 4 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	236,110
Exercise Price Fourteen [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	1,940
Remaining contractual Life (in years)	5 years 6 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,940
Exercise Price Fifteen [Member] | Option [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	500
Remaining contractual Life (in years)	11 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	500